Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Dec. 31, 2025
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	33 years
Laboratory equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years
Laboratory equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	15 years
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	7 years
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	15 years
Cars [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	20 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Land is not depreciated